Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2011
Summary of weighted-average assumptions used to determined fair value of stock option award
Risk-free interest rate	1.42%
Expected term	7 years 6 months
Expected stock price volatility	27.34%
Dividend yield	1.60%